TRUST ACCOUNT AND FAIR VALUE MEASUREMENT - Schedule of fair values investments active markets for identical assets or liabilities (Details) - USD ($)	Jun. 30, 2021	Dec. 31, 2020
Carrying Value [Member]
Trust Account and Fair Value Measurement [Line Items]
Cash and money market funds	$ 172,608,000	$ 1,000
Total	172,608,000	172,579,000
Level 1
Trust Account and Fair Value Measurement [Line Items]
Cash and money market funds	172,608,000	1,000
Total	$ 172,608,000	$ 172,579,000